14 INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution [Abstract]
Actuarial gains on defined benefit pension plan	R$ 215,306	R$ 176,700
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(217,969)	(180,048)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	426,961	490,041
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(426,961)	(490,041)
Total	R$ (328,013)	R$ (328,698)